OTHER CURRENT LIABILITIES (Schedule of Other liabilities) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued funding under Max Steel production agreement	$ 620,000	$ 620,000	$ 620,000
Accrued audit, legal and other professional fees	425,925	429,299	325,587
Accrued commissions	458,003	457,269	162,678
Accrued bonuses	205,817	360,817
Due to seller of Be Social		304,169	370,000
Talent liability	2,196,931	2,908,357	1,334,990
Other		1,800,730	698,304
Other current liabilities		6,880,641	$ 3,511,559
Accumulated customer deposits	962,855	1,206,864
Other	461,305	563,809
Other current liabilities	$ 5,330,836	$ 6,850,584